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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21078

Registrant Name:	PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, New York 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, New York 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2012

Date of Reporting Period:	August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited)

Principal Amount (000s)	Credit Rating (Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—88.9%
$1,000	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42	Baa3/BB+	$970,280
2,400	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	1,770,720
	Liberty Dev. Corp. Rev.,
1,400	5.625%, 7/15/47	NR/A	1,438,864
1,300	6.375%, 7/15/49	NR/BBB-	1,361,113
	Goldman Sachs Headquarters,
3,000	5.25%, 10/1/35	A1/A	2,947,590
4,120	5.25%, 10/1/35 (f)	A1/A	4,048,024
3,500	5.50%, 10/1/37	A1/A	3,499,860
500	Long Island Power Auth. Rev., 5.00%, 9/1/34, Ser. A (AMBAC)	A3/A-	508,305
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (AGM)	Aa3/AA+	1,876,178
2,000	5.00%, 11/15/34, Ser. B	NR/AA	2,088,660
7,300	5.25%, 11/15/31, Ser. E	A2/A	7,369,934
7,000	5.35%, 7/1/31, Ser. B	Aa3/AA-	7,066,010
5,000	5.50%, 11/15/39, Ser. A	NR/AA	5,335,600
7,000	Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (f)	Aa2/AA-	7,368,270
2,870	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,886,474
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	2,234,376
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa2/AA	4,055,960
1,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	Aa3/A+	1,538,370
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	NR/AA+	1,005,771
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	1,249,346
1,500	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AA+	1,578,165
1,135	Staten Island Univ. Hospital Project, 6.45%, 7/1/32, Ser. C	Baa3/NR	1,150,708
1,500	United Jewish Appeal Federation Project, 5.00%, 7/1/27, Ser. A	Aa1/NR	1,556,160
	Yankee Stadium,
750	5.00%, 3/1/31 (FGIC)	Baa3/BBB-	741,712
1,900	5.00%, 3/1/36 (NPFGC)	Baa1/BBB	1,809,807
4,900	7.00%, 3/1/49 (AGC)	Aa3/AA+	5,535,040
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
1,500	5.25%, 6/15/40, Ser. EE	Aa2/AA+	1,613,760
500	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	524,915
	New York City Transitional Finance Auth. Rev.,
6,000	5.00%, 11/1/27, Ser. B	Aaa/AAA	6,222,120
5,000	5.25%, 1/15/39, Ser. S-3	Aa3/AA-	5,248,400
	New York City Trust for Cultural Res. Rev.,
2,700	Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	2,836,485
6,785	Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA-	6,876,598
1,000	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36	Aa3/A+	1,059,960

PIMCO New York Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)	Credit Rating (Moody’s/S&P)	Value*

	Port Auth. of New York & New Jersey Rev.,
$3,600	5.00%, 4/15/32, Ser. 125 (AGM)	Aa2/AA+	$3,659,688
1,400	JFK International Air Terminal, 6.00%, 12/1/36	Baa3/BBB-	1,434,734
	State Dormitory Auth. Rev.,
3,000	5.00%, 3/15/38, Ser. A	NR/AAA	3,169,290
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	Aa3/AA-	8,450,443
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	A3/A-	2,564,952
1,500	Fordham Univ., 5.50%, 7/1/36, Ser. A	A2/A	1,601,925
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/NR	2,063,380
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Baa3/NR	5,307,102
1,320	Long Island Univ., 5.25%, 9/1/28 (Radian)	Baa3/NR	1,320,449
	Memorial Sloan-Kettering Cancer Center,
2,750	5.00%, 7/1/35, Ser. 1	Aa2/AA	2,795,705
2,000	5.00%, 7/1/36, Ser. A-1	Aa2/AA	2,046,240
2,100	New York Univ., 5.00%, 7/1/38, Ser. A	Aa3/AA-	2,199,876
1,000	New York Univ. Hospital Center, 5.625%, 7/1/37, Ser. B	Baa1/BBB+	1,016,010
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,883,754
600	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	A3/A-	615,006
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	WR/NR	4,711,700
	Teachers College,
4,270	5.00%, 7/1/32 (NPFGC)	A1/NR	4,300,402
3,000	5.50%, 3/1/39	A1/NR	3,155,760
1,000	The New School, 5.50%, 7/1/40	A3/A-	1,047,580
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	A2/NR	3,076,890
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	Aa1/AA+	5,324,250
1,000	State Thruway Auth. Rev., 4.75%, 1/1/29, Ser. G (AGM)	Aa3/AA+	1,019,870
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (f)	NR/AAA	6,346,560
	Triborough Bridge & Tunnel Auth. Rev.,
710	5.00%, 1/1/32, Ser. A (FGIC-TCRS)	Aa2/AA-	713,181
5,000	5.25%, 11/15/34, Ser. A-2 (f)	Aa2/AA-	5,354,700
150	Troy Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A	A3/A-	149,661
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,294,621
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	Aa3/AA+	2,018,360
1,490	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	A3/BBB	1,547,454
1,000	Yonkers Economic Dev. Corp. Rev., 6.00%, 10/15/30, Ser. A	NR/BB+	942,530
600	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College
	Project, 6.00%, 6/1/41, Ser. A	WR/BBB	623,616

	Total New York Municipal Bonds & Notes (cost—$177,152,587)		183,129,224

OTHER MUNICIPAL BONDS & NOTES—6.6%
	Florida—1.0%
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	Aa3/AA-	1,063,100
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	1,022,170

			2,085,270

PIMCO New York Municipal Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)	Credit Rating (Moody’s/S&P)	Value*

	Louisiana—0.5%
$1,000	East Baton Rouge Sewerage Commission Rev., 5.25%, 2/1/39, Ser. A	Aa3/AA-	$1,062,900

	Ohio—0.5%
1,435	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BB-	1,007,184

	Puerto Rico—4.1%
5,675	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	4,594,537
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	Aa2/AA-	853,717
2,000	5.00%, 8/1/40 (AGM) (f)	Aa3/AA+	2,027,300
1,000	5.75%, 8/1/37	A1/A+	1,035,870

			8,511,424

	U. S. Virgin Islands—0.5%
1,000	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	Baa3/NR	1,019,790

	Total Other Municipal Bonds & Notes (cost—$15,009,650)		13,686,568

NEW YORK VARIABLE RATE NOTES (a)(b)(c)(d)—3.0%
	JPMorgan Chase Putters/Drivers Trust Rev.,
5,000	7.894%, 7/1/33, Ser. 3382	Aa1/NR	5,587,350
500	8.34%, 6/15/31, Ser. 3223	NR/AA+	589,360

	Total New York Variable Rate Notes (cost—$5,393,946)		6,176,710

SHORT-TERM INVESTMENTS—1.5%
U.S. Treasury Obligations (e)(g)—1.5%
	U.S. Treasury Bills,
3,070	0.015%-0.103%, 9/15/11-2/23/12 (cost—$3,069,825)		3,069,825

	Total Investments (cost—$200,626,008) (h)—100.0%		$206,062,327

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,176,710, representing 3.0% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2011.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2011.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Rates reflect the effective yields at purchase date.

(h)	At August 31, 2011, the cost basis of investments for federal income tax purposes was $186,558,957. Gross unrealized appreciation was $9,325,812; gross unrealized depreciation was $3,870,724; and net unrealized appreciation was $5,455,008. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
TCRS—Temporary Custodian Receipts
WR—Withdrawn Rating

Other Investments:

Interest rate swap agreements outstanding at August 31, 2011:

			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Upfront Premiums Received	Unrealized Depreciation
Bank of America	$3,600	6/20/42	4.75%	3-Month USD-LIBOR	$(941,946)	$(33,210)	$(908,736)
Citigroup	4,000	6/20/42	4.75%	3-Month USD-LIBOR	(1,046,607)	(99,200)	(947,407)
JPMorgan Chase	2,200	6/20/42	4.75%	3-Month USD-LIBOR	(575,634)	(20,284)	(555,350)
					$(2,564,187)	$(152,694)	$(2,411,493)

LIBOR—London Inter-Bank Offered Rate

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at 8/31/11
Investments in Securities — Assets
New York Municipal Bonds & Notes	—	$183,129,224	—	$183,129,224
Other Municipal Bonds & Notes	—	13,686,568	—	13,686,568
New York Variable Rate Notes	—	6,176,710	—	6,176,710
U.S. Treasury Obligations	—	3,069,825	—	3,069,825
Total Investments in Securities — Assets	—	$206,062,327	—	$206,062,327
Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(2,411,493)	—	$(2,411,493)
Total Investments	—	$203,650,834	—	$203,650,834

*	Other financial instruments not reflected in the Schedule of Investments, such as swap agreements, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended August 31, 2011.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 19, 2011

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 19, 2011

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 19, 2011